Property, Plant and Equipment (Detail) (USD $)	12 Months Ended
	Nov. 30, 2014	Nov. 24, 2013	Nov. 25, 2012	Mar. 01, 2015
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,176,555,000	$ 1,215,794,000
Accumulated depreciation	(784,493,000)	(775,933,000)		(792,643,000)
PP&E, net	392,062,000	439,861,000		372,452,000
Depreciation expense	106,500,000	104,600,000	110,500,000
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	14,111,000	21,240,000
Buildings and leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	382,787,000	408,486,000
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	417,414,000	439,627,000
Capitalized internal-use software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	334,168,000	324,818,000
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 28,075,000	$ 21,623,000